Expense Example - Class K - iShares Edge MSCI Min Vol USA Index Fund - Class K Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	253
Expense Example, with Redemption, 10 Years	$ 616